Right of First Refusal Liability (Details) $ in Thousands	Dec. 31, 2024 USD ($)	Feb. 16, 2024 USD ($) MWh	Dec. 31, 2023 USD ($)
Long-Term Purchase Commitment [Line Items]
Commitment period		20 years
Purchase power agreement additional extension term		20 years
Right of first refusal term		36 months
Right of first refusal liability | $	$ 25,000	$ 25,000	$ 0
Minimum
Long-Term Purchase Commitment [Line Items]
Powerhouse production capability		100
Maximum
Long-Term Purchase Commitment [Line Items]
Powerhouse production capability		500